UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 7, 2010 – February 28, 2011

Item 1.  Schedule of Investments.

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 95.4%
Asset Backed Obligations - 24.0%
102,438	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$95,069
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.84	07/25/32	11,654
176,086	Amortizing Residential Collateral Trust, Series 2002-BC8 A3 (b)	1.26	11/25/32	157,633
19,058	Banc of America Commercial Mortgage, Inc., Series 2005-4 A2	4.76	07/10/45	19,054
22,000	Banc of America Commercial Mortgage, Inc., Series 2007-3 A3 (b)	5.66	06/10/49	22,968
11,877	Bear Stearns Assets Backed Securities Trust, Series 2002-2 A1 (b)	0.92	10/25/32	10,661
241,198	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14 A1	5.04	12/11/38	244,080
42,201	Citigroup Commercial Mortgage Trust, Series 2004-C2 A3	4.38	10/15/41	42,466
34,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 ASB	5.28	12/11/49	35,173
2,230	Commercial Mortgage Asset Trust, Series 1999-C1 A3	6.64	01/17/32	2,233
4,829	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CK3 A4	6.53	06/15/34	4,827
57,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5 A4	4.83	11/15/37	60,325
20,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1 A4 (b)	5.01	02/15/38	21,252
132,222	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6 A2FL (b)	0.39	12/15/40	129,473
48,755	Credit Suisse Mortgage Capital Certificates, Series 2007-C4 A2 (b)	5.80	09/15/39	50,009
25,512	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15 A3 (b)	0.31	11/25/36	25,297
6,497	GNMA, Series 2003-88 B	4.25	01/16/30	6,776
17,309	GNMA, Series 2004-12 BA	4.81	08/16/32	18,185
23,885	GNMA, Series 2006-32 A	5.08	01/16/30	25,023
49,038	GNMA, Series 2010-142 AJ	3.00	09/20/39	49,324
10,405	Greenwich Capital Commercial Funding Corp., Series 2002-C1 A3	4.50	01/11/17	10,530
19,472	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	20,277
7,082	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A3	4.83	11/15/27	7,312
42,297	Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK A2	6.61	05/10/34	42,292
132,177	Small Business Administration Participation Certificates, Series 2008-20A 1	5.17	01/01/28	141,819
20,112	Small Business Administration, Series 2002-P10B 1	5.20	08/10/12	21,032
333,986	Structured Asset Investment Loan Trust, Series 2003-BC2 A3 (b)	0.96	04/25/33	286,267
28,859	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.55	01/25/33	26,450
10,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.20	10/15/44	10,820
63,221	WaMu Mortgage Pass Through Certificates, Series 2001-7 A (b)	1.53	05/25/41	61,944
49,078	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.76	02/27/34	50,542
234,619	Wells Fargo Home Equity Trust, Series 2004-2 A21B (b)	0.68	05/25/34	202,570
19,293	Wells Fargo Home Equity Trust, Series 2005-2 AI1A (b)	0.49	10/25/35	19,230
Total Asset Backed Obligations
(Cost $1,901,910)				1,932,567

Corporate Bonds - 0.5%
Financials - 0.3%
12,000	HSBC Finance Corp.	4.75	07/15/13	12,777
10,000	National City Bank BKNT	6.20	12/15/11	10,429
				23,206
Industrials - 0.2%
10,000	Caterpillar, Inc.	6.55	05/01/11	10,106
4,000	Norfolk Southern Corp.	5.26	09/17/14	4,415
				14,521
Total Corporate Bonds
(Cost $37,470)				37,727

Foreign Bonds - 0.1%
9,000	Devon Financing Corp. (Cost $9,316)	6.88	09/30/11	9,325

Municipal Bonds - 0.5%
Florida - 0.1%
10,000	Lee Memorial Health System	7.28	04/01/27	10,535

South Carolina - 0.4%
35,000	South Carolina Housing Finance & Development Authority	5.50	07/01/26	35,111

Total Municipal Bonds
(Cost $45,685)				45,646

U.S. Government & Agency Obligations - 70.3%
Agency - 18.8%
500,000	FHLMC	1.75	06/15/12	508,362
10,000	FHLMC	5.13	07/15/12	10,643
75,000	FHLMC	2.50	04/23/14	77,549
100,000	FNMA	1.75	03/23/11	100,110
100,000	FNMA	2.75	04/11/11	100,311
500,000	FNMA	0.50	10/30/12	499,067
100,000	FNMA	3.63	02/12/13	105,486
110,000	FNMA	2.50	05/15/14	113,740
				1,515,268

Mortgage Securities - 23.6%
49,639	FHLMC, Series 129, Class H (c)	8.85	03/15/21	51,501
272,852	FNMA, Series 2010-137 MC	3.00	10/25/38	270,940
473,462	FNMA, Series 2010-34 JD	3.00	09/25/37	472,169
169,235	GNMA, Series 2004-108 AB (b)	4.40	12/16/32	178,701
180,846	GNMA, Series 2005-9 AB	4.49	02/16/32	191,448
133,076	GNMA, Series 2008-55 WT (b)	5.57	06/20/37	142,187
111,709	GNMA, Series 2010-14 QP	6.00	12/20/39	121,164
476,359	GNMA, Series 2010-144 DK	3.50	09/16/39	475,147
				1,903,257
U.S. Treasury Securities - 27.9%
28,000	U.S. Treasury Note	5.00	08/15/11	28,627
550,000	U.S. Treasury Note	0.38	10/31/12	548,582
450,000	U.S. Treasury Note	2.00	11/30/13	461,742
450,000	U.S. Treasury Note	2.13	11/30/14	459,598
68,000	U.S. Treasury Note	4.00	02/15/15	74,274
45,000	U.S. Treasury Note	4.13	05/15/15	49,374
125,000	U.S. Treasury Note	4.25	08/15/15	137,871
500,000	U.S. Treasury Note	1.38	11/30/15	485,234
				2,245,302
Total U.S. Government & Agency Obligations
(Cost $5,659,284)				5,663,827
Total Fixed Income Securities
(Cost $7,653,665)				7,689,092
Total Investments - 95.4%
(Cost $7,653,665)*				$7,689,092
Other Assets & Liabilities, Net – 4.6%				367,173
Net Assets – 100.0%				$8,056,265

BKNT	Bank Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
(a)	Debt Obligation initially issued at one coupon rate which converts to a higher coupon rate at a specified date. Rate presented is as of February 28, 2011.
(b)	Variable rate security. Rate represented is as of February 28, 2011.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $51,501 or 0.6% of net assets.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$54,973
Gross Unrealized Depreciation	(19,546)
Net Unrealized Appreciation	$35,427

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2011.

	Level 1	Level 2	Level 3	Total
Asset Backed Obligations	$-	$1,932,567	$-	$1,932,567
Corporate Bonds	-	37,727	-	37,727
Foreign Bonds	-	9,325	-	9,325
Municipal Bonds	-	45,646	-	45,646
U.S. Government & Agency Obligations	-	5,612,326	51,501	5,663,827
TOTAL	$-	$7,637,591	$51,501	$7,689,092

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

U.S. Government & Agency Obligations
Balance as of 12/07/10	$-

Accrued Accretion / (Amortization)	(6)
Realized Gain / Loss	(13)
Change in Unrealized Appreciation / (Depreciation)	6
Purchases	51,863
Sales	(349)
Transfers In / (Out)	-
Balance as of 02/28/11	$51,501
Net change in unrealized Appreciation / (Depreciation) from investments held as of 02/28/11	$6

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	April 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	April 7, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 7, 2011